Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Leases [Abstract]
Operating lease expenses	¥ 11,652,000	$ 1,699	¥ 7,958,000	¥ 3,965,000
Short term lease expenses	¥ 1,145,000	$ 167	119,000	4,547,000
Operating lease, lease not yet commenced, description	As of February 28, 2026, the Group did not have additional operating leases that have not yet commenced	As of February 28, 2026, the Group did not have additional operating leases that have not yet commenced
Impairment loss for operating lease right-of-use assets	¥ 0		¥ 0	¥ 0